Interest Rate Swaps Schedule of Notional Amounts (Detail) (LIBOR, Rabobank, Not Designated as Hedging Instrument, USD $)	Mar. 24, 2010
December 30, 2011 - March 30, 2012
Derivative [Line Items]
Notional Amount	$ 62,500,000
March 30, 2012 - June 29, 2012
Derivative [Line Items]
Notional Amount	57,500,000
December 31, 2012 - March 28, 2013
Derivative [Line Items]
Notional Amount	28,500,000
September 30, 2010 - December 30, 2010
Derivative [Line Items]
Notional Amount	52,500,000
December 30, 2010 - March 30, 2011
Derivative [Line Items]
Notional Amount	49,500,000
March 30, 2011 - June 30, 2011
Derivative [Line Items]
Notional Amount	46,500,000
June 30, 2011 - September 30, 2011
Derivative [Line Items]
Notional Amount	43,500,000
September 30, 2011 - December 30, 2011
Derivative [Line Items]
Notional Amount	67,500,000
June 29, 2012 - September 28, 2012
Derivative [Line Items]
Notional Amount	50,000,000
September 28, 2012 - December 31, 2012
Derivative [Line Items]
Notional Amount	$ 37,500,000